Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–68.27%
Australia–2.77%
AngloGold Ashanti Ltd.	1,613	$35,794
ANZ Group Holdings Ltd.	297	5,143
BHP Group Ltd.	13,307	414,894
Coles Group Ltd.	637	7,790
Commonwealth Bank of Australia	191	13,586
Fortescue Metals Group Ltd.	1,157	16,882
Glencore PLC(a)	11,885	72,166
Goodman Group	1,040	14,394
Newcrest Mining Ltd.	3,566	64,096
Rio Tinto Ltd.	1,167	91,891
Rio Tinto PLC	1,316	86,919
Telstra Group Ltd.	14,114	40,420
Wesfarmers Ltd.	579	19,379
Woolworths Group Ltd.	573	14,877
		898,231
Austria–0.04%
OMV AG	255	11,509
Belgium–0.56%
Anheuser-Busch InBev S.A./N.V.	2,653	152,002
KBC Group N.V.	297	22,335
UCB S.A.	64	5,668
		180,005
Brazil–2.35%
B3 S.A. - Brasil, Bolsa, Balcao	15,900	50,100
Banco Bradesco S.A., Preference Shares	6,300	22,196
Banco do Brasil S.A.	3,700	37,706
Banco Santander Brasil S.A., Series CPO	1,000	6,040
BB Seguridade Participacoes S.A.	900	5,923
CCR S.A.	2,100	5,902
Cosan S.A.	1,300	5,482
CPFL Energia S.A.	800	6,053
Gerdau S.A., Preference Shares	3,415	21,124
Itausa S.A., Preference Shares	9,010	18,711
Petroleo Brasileiro S.A., Preference Shares	50,900	334,866
Raia Drogasil S.A.	1,100	6,739
Rumo S.A.	1,200	5,897
Suzano S.A.	1,500	15,248
Telefonica Brasil S.A.	1,100	9,796
Vale S.A.	12,300	179,893
WEG S.A.	3,700	31,235
		762,911
Chile–0.14%
Banco de Chile	106,650	11,873
Cencosud S.A.	7,407	15,919
Cia Sud Americana de Vapores S.A.	132,968	10,064
Enel Americas S.A.	53,739	7,264
		45,120
Shares		Value
China–8.37%
Agricultural Bank of China Ltd., H Shares	82,000	$29,780
Alibaba Group Holding Ltd.(a)	25,600	326,076
Aluminum Corp. of China Ltd., H Shares	18,000	8,898
ANTA Sports Products Ltd.	2,400	28,271
Baidu, Inc., A Shares(a)	3,950	77,174
Bank of China Ltd., H Shares	220,000	81,643
Bank of Communications Co. Ltd., H Shares	47,000	28,323
BeiGene Ltd., ADR(a)	297	63,623
Beijing Enterprises Holdings Ltd.	2,500	9,921
BOC Hong Kong Holdings Ltd.	3,500	10,694
BYD Co. Ltd., H Shares	1,500	53,201
BYD Electronic International Co. Ltd.	1,500	5,763
China CITIC Bank Corp. Ltd., H Shares	37,000	17,860
China Construction Bank Corp., H Shares	272,000	158,226
China Everbright Bank Co. Ltd., H Shares	24,000	7,143
China Feihe Ltd.(b)	13,000	7,925
China Galaxy Securities Co. Ltd., H Shares	9,000	5,249
China Gas Holdings Ltd.	4,600	5,130
China Hongqiao Group Ltd.	17,500	16,804
China Life Insurance Co. Ltd., H Shares	19,000	33,217
China Literature Ltd.(a)(b)	1,200	5,435
China Longyuan Power Group Corp. Ltd., H Shares	8,000	7,715
China Mengniu Dairy Co. Ltd.(a)	3,000	11,389
China Merchants Bank Co. Ltd., H Shares	8,000	39,547
China Minsheng Banking Corp. Ltd., H Shares	27,500	10,488
China Overseas Land & Investment Ltd.	6,500	15,345
China Pacific Insurance (Group) Co. Ltd., H Shares	5,400	14,470
China Petroleum & Chemical Corp., H Shares	62,000	34,625
China Railway Group Ltd., H Shares	8,000	5,242
China Resources Beer Holdings Co. Ltd.	2,000	12,825
China Resources Land Ltd.	6,000	27,867
China Resources Mixc Lifestyle Services Ltd.(b)	1,800	8,680
China Taiping Insurance Holdings Co. Ltd.	6,800	7,558
China Tower Corp. Ltd., H Shares(b)	168,000	18,969
China Vanke Co. Ltd., H Shares	5,000	7,061
CITIC Ltd.	20,000	22,522
CMOC Group Ltd., H Shares	15,000	10,040
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,000	10,565
Country Garden Services Holdings Co. Ltd.	5,000	5,659
CSPC Pharmaceutical Group Ltd.	32,640	27,370
ENN Energy Holdings Ltd.	1,400	16,872
Geely Automobile Holdings Ltd.	10,000	14,478
Great Wall Motor Co. Ltd., H Shares	5,500	7,468
H World Group Ltd., ADR(a)	679	32,619
Haidilao International Holding Ltd.(b)	3,000	8,428
Haier Smart Home Co. Ltd., H Shares	4,200	13,831
Hengan International Group Co. Ltd.	1,000	4,114
Industrial & Commercial Bank of China Ltd., H Shares	193,000	94,183
Innovent Biologics, Inc.(a)(b)	1,500	6,728
JD Health International, Inc.(a)(b)	1,350	9,774
JD.com, Inc., A Shares	5,366	110,384

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Jiangxi Copper Co. Ltd., H Shares	5,000	$8,378
Kingsoft Corp. Ltd.	4,600	19,714
Kunlun Energy Co. Ltd.	14,000	11,419
Lenovo Group Ltd.	28,000	32,132
Li Auto, Inc., A Shares(a)	900	19,219
Longfor Group Holdings Ltd.(b)	3,500	9,356
Lufax Holding Ltd., ADR	9,381	16,698
NetEase, Inc.	2,000	43,487
New China Life Insurance Co. Ltd., H Shares	2,900	8,380
New Oriental Education & Technology Group, Inc.(a)	4,600	26,248
Nongfu Spring Co. Ltd., H Shares(b)	2,200	12,796
NXP Semiconductors N.V.	170	37,907
PDD Holdings, Inc., ADR(a)	2,271	203,981
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	26,000	9,986
PetroChina Co. Ltd., H Shares	86,000	62,833
PICC Property & Casualty Co. Ltd., H Shares	18,000	21,041
Ping An Insurance (Group) Co. of China Ltd., H Shares	21,000	152,786
Postal Savings Bank of China Co. Ltd., H Shares(b)	23,000	14,125
Prosus N.V.	615	48,704
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	6,400	8,247
Shenzhou International Group Holdings Ltd.	1,300	13,712
Sino Biopharmaceutical Ltd.	54,000	24,464
Sinotruk Hong Kong Ltd.	2,500	5,236
SITC International Holdings Co. Ltd.	3,000	6,547
Sunny Optical Technology Group Co. Ltd.	700	6,868
Tencent Holdings Ltd.	3,200	146,873
Trip.com Group Ltd.(a)	650	26,497
Vipshop Holdings Ltd., ADR(a)	1,295	24,385
Want Want China Holdings Ltd.	7,000	4,874
Yankuang Energy Group Co. Ltd., H Shares	7,000	10,520
Yum China Holdings, Inc.	467	28,496
Zijin Mining Group Co. Ltd., H Shares	12,000	20,650
ZTE Corp., H Shares	4,600	16,749
ZTO Express (Cayman), Inc., ADR	488	13,566
		2,714,046
Colombia–0.10%
Bancolombia S.A., Preference Shares	4,393	33,544
Czech Republic–0.05%
CEZ A.S.	127	5,622
Komercni banka A.S.	276	9,051
		14,673
Denmark–2.21%
AP Moller - Maersk A/S, Class B	64	131,357
Carlsberg A/S, Class B	191	28,656
Coloplast A/S, Class B	149	18,516
Danske Bank A/S	1,061	25,175
DSV A/S	170	33,897
Novo Nordisk A/S, Class B	2,971	479,197
		716,798
Finland–0.31%
Kone OYJ, Class B	255	13,056
Shares		Value
Finland–(continued)
Nokia OYJ	5,391	$21,293
Nordea Bank Abp	4,903	55,447
Sampo OYJ, Class A	255	11,241
		101,037
France–5.19%
Air Liquide S.A.	318	57,048
Airbus SE	382	56,278
AXA S.A.	1,082	33,261
BNP Paribas S.A.	1,486	98,018
Capgemini SE	106	19,243
Carrefour S.A.	1,592	31,821
Cie de Saint-Gobain	976	65,859
Cie Generale des Etablissements Michelin S.C.A.	255	8,336
Credit Agricole S.A.	1,890	23,445
Danone S.A.	340	20,768
ENGIE S.A.	4,606	75,530
EssilorLuxottica S.A.	127	25,539
Hermes International	42	92,936
Kering S.A.	127	72,999
Legrand S.A.	276	27,621
L’Oreal S.A.	403	187,289
LVMH Moet Hennessy Louis Vuitton SE	318	296,877
Orange S.A.	3,035	34,317
Pernod Ricard S.A.	106	23,348
Safran S.A.	573	95,205
Schneider Electric SE	318	56,718
Societe Generale S.A.	1,337	36,313
Thales S.A.	85	12,707
TotalEnergies SE	2,016	122,461
Veolia Environnement S.A.	488	15,895
Vinci S.A.	785	92,256
		1,682,088
Germany–5.20%
Allianz SE	233	55,682
BASF SE	1,337	71,736
Bayer AG	1,762	102,933
Bayerische Motoren Werke AG	998	121,654
Beiersdorf AG	64	8,291
Continental AG	149	11,895
Daimler Truck Holding AG	212	7,959
Deutsche Bank AG	9,232	102,319
Deutsche Telekom AG	4,669	101,854
DHL Group	1,549	79,570
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	149	18,214
E.ON SE	4,054	51,349
Fresenius Medical Care AG & Co. KGaA	424	21,970
Fresenius SE & Co. KGaA	1,846	57,896
Hannover Rueck SE	64	13,660
Henkel AG & Co. KGaA, Preference Shares	149	11,494
Infineon Technologies AG	1,592	70,008
Mercedes-Benz Group AG	1,380	110,240
Merck KGaA	149	26,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	127	47,839
RWE AG	509	21,895
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Germany–(continued)
SAP SE	1,549	$211,858
Siemens AG	1,252	213,334
Siemens Energy AG(a)	579	9,795
Siemens Healthineers AG(b)	106	6,159
Volkswagen AG, Preference Shares	976	129,352
		1,685,134
Hong Kong–0.81%
CK Asset Holdings Ltd.	2,000	11,555
CK Hutchison Holdings Ltd.	13,500	83,369
CK Infrastructure Holdings Ltd.	2,500	13,227
Hong Kong & China Gas Co. Ltd. (The)	13,292	11,377
Jardine Matheson Holdings Ltd.	800	39,517
Link REIT	1,600	8,969
Prudential PLC	3,290	45,713
Sun Hung Kai Properties Ltd.	3,000	37,584
Wharf Real Estate Investment Co. Ltd.	2,000	10,716
		262,027
Hungary–0.17%
OTP Bank Nyrt	1,507	54,824
Indonesia–0.57%
PT Adaro Energy Indonesia Tbk	77,500	12,427
PT Astra International Tbk	51,600	23,437
PT Bank Central Asia Tbk	91,400	55,302
PT Bank Mandiri (Persero) Tbk	54,300	20,631
PT Bank Negara Indonesia (Persero) Tbk	13,500	7,945
PT Bank Rakyat Indonesia (Persero) Tbk	76,900	28,810
PT Kalbe Farma Tbk	39,300	4,996
PT Telkom Indonesia (Persero) Tbk	89,000	21,934
PT United Tractors Tbk	5,100	9,307
		184,789
Ireland–0.53%
CRH PLC	976	58,502
Flutter Entertainment PLC(a)	488	97,218
Ryanair Holdings PLC, ADR(a)	149	15,277
		170,997
Italy–1.86%
Assicurazioni Generali S.p.A.	1,974	42,075
Enel S.p.A.	10,506	72,517
Eni S.p.A.	1,931	29,470
Ferrari N.V.	170	54,484
Intesa Sanpaolo S.p.A.	38,819	112,270
UniCredit S.p.A.	11,588	293,233
		604,049
Japan–9.46%
Asahi Group Holdings Ltd.	400	15,745
Astellas Pharma, Inc.	4,600	67,143
Bridgestone Corp.	900	37,330
Canon, Inc.	700	18,081
Central Japan Railway Co.	100	12,754
Chugai Pharmaceutical Co. Ltd.	800	23,822
Dai-ichi Life Holdings, Inc.	700	14,309
Daiichi Sankyo Co. Ltd.	1,100	34,024
Daiwa House Industry Co. Ltd.	600	16,283
Denso Corp.	300	20,874
Shares		Value
Japan–(continued)
Eisai Co. Ltd.	300	$18,754
Fast Retailing Co. Ltd.	200	50,110
Fujitsu Ltd.	200	25,896
Hitachi Ltd.	1,200	78,540
Honda Motor Co. Ltd.	4,200	134,066
Hoya Corp.	600	69,586
ITOCHU Corp.	2,500	101,241
Japan Post Bank Co. Ltd.	2,100	17,471
Japan Post Holdings Co. Ltd.	3,900	28,486
Japan Tobacco, Inc.	2,800	62,063
Kao Corp.	300	11,419
KDDI Corp.	1,000	29,455
Keyence Corp.	300	134,676
Kirin Holdings Co. Ltd.	600	8,872
Komatsu Ltd.	1,200	33,561
Mitsubishi Corp.	3,300	168,853
Mitsubishi Electric Corp.	3,100	43,456
Mitsubishi Estate Co. Ltd.	1,400	17,154
Mitsubishi UFJ Financial Group, Inc.	27,500	221,859
Mitsui & Co. Ltd.	4,900	191,935
Mitsui Fudosan Co. Ltd.	900	18,489
Mizuho Financial Group, Inc.	6,070	102,587
MS&AD Insurance Group Holdings, Inc.	300	11,162
Nexon Co. Ltd.	500	9,541
Nippon Paint Holdings Co. Ltd.	600	5,502
Nippon Telegraph & Telephone Corp.	66,200	75,864
Nissan Motor Co. Ltd.	7,900	34,683
Oriental Land Co. Ltd.	1,200	46,030
ORIX Corp.	1,600	30,764
Otsuka Holdings Co. Ltd.	400	14,676
Panasonic Holdings Corp.	4,100	50,595
Recruit Holdings Co. Ltd.	2,000	69,536
Renesas Electronics Corp.(a)	3,700	71,976
Secom Co. Ltd.	300	20,122
Sekisui House Ltd.	700	14,277
Seven & i Holdings Co. Ltd.	600	24,957
Shimano, Inc.	100	15,153
Shin-Etsu Chemical Co. Ltd.	2,800	92,233
Shionogi & Co. Ltd.	800	33,376
Shiseido Co. Ltd.	500	21,931
SoftBank Corp.	2,000	22,186
SoftBank Group Corp.	600	30,613
Sompo Holdings, Inc.	800	35,383
Sumitomo Corp.	3,500	75,077
Sumitomo Mitsui Financial Group, Inc.	3,300	155,517
Suzuki Motor Corp.	200	8,022
Takeda Pharmaceutical Co. Ltd.	3,238	99,112
Tokio Marine Holdings, Inc.	1,400	32,077
Toyota Industries Corp.	100	7,224
Toyota Motor Corp.	6,200	104,040
Unicharm Corp.	400	14,811
Z Holdings Corp.	3,500	9,757
		3,065,091
Luxembourg–0.23%
ArcelorMittal S.A.	2,589	74,957
Macau–0.13%
Galaxy Entertainment Group Ltd.(a)	2,000	14,544
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Macau–(continued)
Sands China Ltd.(a)	7,600	$29,061
		43,605
Malaysia–0.22%
CIMB Group Holdings Bhd.	9,700	11,937
Genting Bhd.	8,900	8,511
IHH Healthcare Bhd.	8,200	10,847
Petronas Chemicals Group Bhd.	8,100	12,495
Public Bank Bhd.	15,500	14,337
Tenaga Nasional Bhd.	5,800	12,347
		70,474
Mexico–0.91%
America Movil S.A.B. de C.V., Class B(a)	52,100	54,605
Arca Continental S.A.B. de C.V.	800	8,015
Cemex S.A.B. de C.V., Series CPO(a)	18,600	14,129
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	4,900	55,534
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	400	7,621
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	170	4,808
Grupo Bimbo S.A.B. de C.V., Series A	1,800	9,332
Grupo Elektra S.A.B. de C.V.	235	17,771
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,800	36,017
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,200	7,768
Grupo Mexico S.A.B. de C.V., Class B	2,400	12,475
Industrias Penoles S.A.B. de C.V.(a)	500	7,149
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,200	12,210
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,173	46,514
		293,948
Netherlands–2.49%
Akzo Nobel N.V.	85	7,261
ASML Holding N.V.	531	380,138
EXOR N.V.	318	29,676
Ferrovial SE	366	12,139
Heineken Holding N.V.	233	19,109
ING Groep N.V.	5,794	84,565
Koninklijke Ahold Delhaize N.V.	2,229	76,968
Koninklijke KPN N.V.	2,719	9,841
Koninklijke Philips N.V.(a)	424	8,824
Shell PLC	4,372	133,044
Wolters Kluwer N.V.	361	45,314
		806,879
Peru–0.02%
Credicorp Ltd.	42	6,596
Philippines–0.10%
BDO Unibank, Inc.	3,740	9,878
International Container Terminal Services, Inc.	3,420	13,510
SM Prime Holdings, Inc.	17,000	10,339
		33,727
Poland–0.27%
Allegro.eu S.A.(a)(b)	700	6,172
Shares		Value
Poland–(continued)
Bank Polska Kasa Opieki S.A.	743	$21,957
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,417	34,705
Powszechny Zaklad Ubezpieczen S.A.	1,316	13,321
Santander Bank Polska S.A.(a)	106	10,521
		86,676
Russia–0.00%
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	9,716,000	0
		0
Singapore–0.45%
DBS Group Holdings Ltd.	1,100	28,324
Oversea-Chinese Banking Corp. Ltd.	3,000	29,991
Sea Ltd., ADR(a)	403	26,807
Singapore Telecommunications Ltd.	5,300	10,605
STMicroelectronics N.V.	913	48,882
		144,609
South Africa–1.72%
Absa Group Ltd.	2,632	28,044
Anglo American PLC	1,995	61,239
Bid Corp. Ltd.	347	8,223
Capitec Bank Holdings Ltd.	149	14,937
Discovery Ltd.(a)	1,443	12,771
FirstRand Ltd.	9,126	37,138
Gold Fields Ltd.	3,205	49,588
Impala Platinum Holdings Ltd.	1,634	11,818
MTN Group Ltd.	934	7,348
Naspers Ltd., Class N	955	187,781
Nedbank Group Ltd.	1,380	18,132
Sanlam Ltd.	5,815	21,501
Sasol Ltd.	2,016	28,123
Shoprite Holdings Ltd.	2,144	30,980
Sibanye Stillwater Ltd.	3,722	7,084
Standard Bank Group Ltd.	2,993	31,950
		556,657
South Korea–2.43%
Hyundai Mobis Co. Ltd.	42	7,684
Hyundai Motor Co.	85	13,082
Kia Corp.	1,125	73,004
LG Chem Ltd.	42	21,389
LG Energy Solution Ltd.(a)	42	18,466
POSCO Holdings, Inc.	191	96,447
Samsung C&T Corp.	488	39,576
Samsung Electronics Co. Ltd.	7,619	417,608
Samsung SDI Co. Ltd.	127	66,343
SK hynix, Inc.	361	34,977
		788,576
Spain–2.51%
Aena SME S.A.(b)	127	20,325
Amadeus IT Group S.A.	446	32,011
Banco Bilbao Vizcaya Argentaria S.A.	23,283	184,479
Banco Santander S.A.	55,607	225,105
CaixaBank S.A.	5,306	21,395
Iberdrola S.A.	11,992	149,808
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Spain–(continued)
Industria de Diseno Textil S.A.	2,207	$84,382
Repsol S.A.	3,629	55,441
Telefonica S.A.	9,614	41,003
		813,949
Sweden–1.03%
Assa Abloy AB, Class B	637	15,297
Atlas Copco AB, Class A	1,825	25,989
Epiroc AB, Class A	700	13,912
Essity AB, Class B	743	18,423
Evolution AB(b)	467	57,608
H & M Hennes & Mauritz AB, Class B	658	11,042
Investor AB, Class B	1,125	22,987
Sandvik AB	891	18,024
Skandinaviska Enskilda Banken AB, Class A	1,507	18,257
Svenska Handelsbanken AB, Class A	1,995	17,506
Swedbank AB, Class A	1,252	22,938
Telefonaktiebolaget LM Ericsson, Class B	4,945	24,972
Volvo AB, Class B	3,099	68,499
		335,454
Switzerland–3.41%
ABB Ltd.	2,059	82,391
Alcon, Inc.	170	14,447
Cie Financiere Richemont S.A.	913	147,111
Geberit AG	21	11,903
Kuehne + Nagel International AG, Class R	127	39,635
Nestle S.A.	1,613	198,130
Novartis AG	3,714	389,380
Partners Group Holding AG	19	21,337
Schindler Holding AG, PC	85	20,589
SGS S.A.	85	8,227
Straumann Holding AG	106	17,545
Swatch Group AG (The), BR	42	13,425
Swisscom AG	21	13,495
UBS Group AG(a)	5,688	125,934
		1,103,549
Taiwan–3.36%
Advantech Co. Ltd.	1,000	12,458
ASE Technology Holding Co. Ltd., ADR	6,813	54,708
Asustek Computer, Inc.	2,000	23,166
Catcher Technology Co. Ltd.	4,000	22,083
Chailease Holding Co. Ltd.	3,155	20,906
Cheng Shin Rubber Industry Co. Ltd.	6,000	7,341
China Steel Corp.	12,000	10,680
Chunghwa Telecom Co. Ltd., ADR	233	8,551
Delta Electronics, Inc.	4,000	46,630
Evergreen Marine Corp. Taiwan Ltd.	3,800	12,599
Far Eastern New Century Corp.	11,000	10,396
First Financial Holding Co. Ltd.	10,120	9,363
Formosa Plastics Corp.	8,000	21,198
Fubon Financial Holding Co. Ltd.	18,000	37,572
Hon Hai Precision Industry Co. Ltd.	19,000	65,687
MediaTek, Inc.	3,000	65,868
Nan Ya Plastics Corp.	14,000	31,184
Nanya Technology Corp.	4,000	9,223
Novatek Microelectronics Corp.	7,000	94,443
Pegatron Corp.	6,000	14,611
Shares		Value
Taiwan–(continued)
Powerchip Semiconductor Manufacturing Corp.	9,000	$8,586
Quanta Computer, Inc.	5,000	37,946
Realtek Semiconductor Corp.(a)	2,000	27,443
Taishin Financial Holding Co. Ltd.	14,588	8,480
Taiwan Cooperative Financial Holding Co. Ltd.(a)	10,150	9,500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,313	229,334
Unimicron Technology Corp.	3,000	17,685
Uni-President Enterprises Corp.	14,000	33,545
United Microelectronics Corp., ADR	10,654	80,011
Wan Hai Lines Ltd.	4,000	6,427
Yageo Corp.	2,000	29,296
Yang Ming Marine Transport Corp.	4,000	5,928
Yuanta Financial Holding Co. Ltd.	20,798	16,148
		1,088,996
Turkey–0.49%
Enka Insaat ve Sanayi A.S.	5,773	7,206
Ford Otomotiv Sanayi A.S.	615	21,650
KOC Holding A.S.	6,240	31,283
Sasa Polyester Sanayi A.S.(a)	4,797	10,840
Turk Hava Yollari AO(a)	10,145	88,273
		159,252
United Kingdom–4.76%
Ashtead Group PLC	212	15,668
Associated British Foods PLC	1,040	27,351
Aviva PLC	5,815	28,967
BAE Systems PLC	9,954	118,991
Barclays PLC	33,852	67,294
BP PLC	44,146	273,598
British American Tobacco PLC	5,073	170,519
BT Group PLC	6,516	10,199
Coca-Cola Europacific Partners PLC	807	51,156
Compass Group PLC	785	20,418
Diageo PLC	1,677	73,173
Haleon PLC	13,944	60,434
HSBC Holdings PLC	11,992	99,406
Imperial Brands PLC	913	21,545
Lloyds Banking Group PLC	158,946	91,627
National Grid PLC	6,303	83,498
NatWest Group PLC	10,336	32,387
RELX PLC	2,780	93,564
Smith & Nephew PLC	1,655	25,189
SSE PLC	552	11,938
Standard Chartered PLC	3,926	37,720
Tesco PLC	11,694	38,707
Vodafone Group PLC	91,772	87,696
		1,541,045
United States–3.05%
Atlassian Corp., Class A(a)	220	40,027
Experian PLC	764	29,489
GSK PLC	4,797	85,222
Holcim Ltd.(a)	1,189	82,562
JBS S.A.	3,100	12,312
Roche Holding AG	1,189	368,639
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
United States–(continued)
Sanofi	1,804	$192,661
Spotify Technology S.A.(a)	85	12,700
Stellantis N.V.	5,858	120,151
Swiss Re AG	424	44,189
		987,952
Vietnam–0.00%
Vietnam Dairy Products JSC	2	7
Total Common Stocks & Other Equity Interests (Cost $18,656,240)		22,123,781
Principal Amount
U.S. Treasury Securities–9.06%
U.S. Treasury Bills–9.06%
4.59%, 01/25/2024(d)	$1,476,970	1,471,005
4.66 - 4.69%, 02/22/2024(d)	1,471,271	1,465,921
Total U.S. Treasury Securities (Cost $2,948,241)		2,936,926
Shares
Preferred Stocks–0.16%
Multinational–0.16%
Harambee Re Ltd., Pfd.(c)	15	1,520
Mt. Logan Re Ltd., Pfd.(c)	50	45,655
Thopas Re Ltd., Pfd.(c)	5	294
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	2,843
Viribus Re Ltd., Pfd.(c)	33,312	3,086
Total Preferred Stocks (Cost $173,821)		53,398
Principal Amount		Value
Event-Linked Bonds–0.15%
Multinational–0.15%
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 12/31/2024(b)(c)(e)	$1,175	$1,574
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(e)	81,903	45,432
Total Event-Linked Bonds (Cost $83,078)		47,006
Shares
Money Market Funds–18.51%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g)	2,098,936	2,098,936
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(f)(g)	1,498,932	1,499,082
Invesco Treasury Portfolio, Institutional Class, 5.18%(f)(g)	2,398,785	2,398,785
Total Money Market Funds (Cost $5,996,894)		5,996,803
TOTAL INVESTMENTS IN SECURITIES—96.15% (Cost $27,858,274)		31,157,914
OTHER ASSETS LESS LIABILITIES–3.85%		1,248,175
NET ASSETS–100.00%		$32,406,089
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $260,543, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Zero coupon bond issued at a discount.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,503,463	$8,441,415	$(7,845,942)	$-	$-	$2,098,936	$73,503
Invesco Liquid Assets Portfolio, Institutional Class	1,074,009	6,029,583	(5,604,245)	(197)	(68)	1,499,082	51,191
Invesco Treasury Portfolio, Institutional Class	1,718,243	9,647,332	(8,966,790)	-	-	2,398,785	79,686
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,242	75,449	(93,691)	-	-	-	99*
Invesco Private Prime Fund	46,646	179,326	(225,965)	(4)	(3)	-	261*
Total	$4,360,603	$24,373,105	$(22,736,633)	$(201)	$(71)	$5,996,803	$204,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
MSCI EAFE Index	Call	08/18/2023	47	USD	2,190.00	USD	10,293,000	$(128,545)
MSCI Emerging Markets Index	Call	08/18/2023	43	USD	1,040.00	USD	4,472,000	(90,085)
Total Index Options Written								$(218,630)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Currency Risk
Canadian Dollar	31	September-2023	$2,354,295	$9,849	$9,849
Equity Risk
S&P/TSX 60 Index	13	September-2023	2,444,925	76,993	76,993
Total Futures Contracts				$86,842	$86,842

(a)	Futures contracts collateralized by $986,231 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.020%	Monthly	1,195	August—2023	USD	2,465,118	$—	$24,653	$24,653
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR + 0.340%	Monthly	1,265	August—2023	USD	2,609,518	—	26,097	26,097
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	307	August—2023	USD	587,340	—	10,794	10,794
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.600%	Monthly	833	August—2023	USD	1,593,662	—	29,288	29,288
Total — Total Return Swap Agreements									$—	$90,832	$90,832

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$898,231	$—	$898,231
Austria	—	11,509	—	11,509
Belgium	—	180,005	—	180,005
Brazil	762,911	—	—	762,911
Chile	45,120	—	—	45,120
China	421,275	2,292,771	—	2,714,046
Colombia	33,544	—	—	33,544
Czech Republic	—	14,673	—	14,673
Denmark	—	716,798	—	716,798
Finland	—	101,037	—	101,037
France	—	1,682,088	—	1,682,088
Germany	—	1,685,134	—	1,685,134
Hong Kong	—	262,027	—	262,027
Hungary	—	54,824	—	54,824
Indonesia	—	184,789	—	184,789
Ireland	15,277	155,720	—	170,997
Italy	—	604,049	—	604,049
Japan	—	3,065,091	—	3,065,091
Luxembourg	—	74,957	—	74,957
Macau	—	43,605	—	43,605
Malaysia	—	70,474	—	70,474
Mexico	293,948	—	—	293,948
Multinational	—	—	100,404	100,404
Netherlands	—	806,879	—	806,879
Peru	6,596	—	—	6,596
Philippines	—	33,727	—	33,727
Poland	—	86,676	—	86,676
Russia	—	—	0	0
Singapore	26,807	117,802	—	144,609
South Africa	—	556,657	—	556,657
South Korea	—	788,576	—	788,576
Spain	—	813,949	—	813,949
Sweden	—	335,454	—	335,454
Switzerland	—	1,103,549	—	1,103,549
Taiwan	704,016	384,980	—	1,088,996
Turkey	—	159,252	—	159,252
United Kingdom	51,156	1,489,889	—	1,541,045
United States	65,039	3,859,839	—	3,924,878
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Vietnam	$—	$7	$—	$7
Money Market Funds	5,996,803	—	—	5,996,803
Total Investments in Securities	8,422,492	22,635,018	100,404	31,157,914
Other Investments - Assets*
Futures Contracts	86,842	—	—	86,842
Swap Agreements	—	90,832	—	90,832
	86,842	90,832	—	177,674
Other Investments - Liabilities*
Options Written	(218,630)	—	—	(218,630)
Total Other Investments	(131,788)	90,832	—	(40,956)
Total Investments	$8,290,704	$22,725,850	$100,404	$31,116,958

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Advantage International Fund